Shareholder Report, Average Annual Return (Details)	4 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Voya Core Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		0.57%
Voya Multi-Sector Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.19%)
Voya Ultra Short Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		1.40%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.09%	0.49%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.41%